Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Central Index Key	0001023512
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Registrant Name	DRDGOLD Ltd
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	431,429,767
Trading Symbol	DRD